united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares			Value
	COMMON STOCKS - 97.39%
	CONSUMER DISCRETIONARY - 15.26%
	Agriculture - 1.03%
3,600	Universal Corp.		$ 169,776

	Auto Manufacturers - 1.23%
6,200	Honda Motor Co. Ltd. - ADR		203,112

	Household Durables - 2.60%
8,000	M.D.C. Holdings, Inc.		228,000
1,000	Whirlpool Corp.		202,060
			430,060
	Health and Personal Care Stores - 1.29%
13,000	PetMed Express, Inc.		214,760

	Household Products - 1.17%
1,800	Kimberly-Clark Corp.		192,798

	Media - 2.46%
3,500	Comcast Corp. - Class A		197,645
2,000	Walt Disney Co.		209,780
			407,425
	Specialty Retail - 5.48%
11,000	American Eagle Outfitters, Inc.		187,880
5,000	Coach, Inc.		207,150
4,500	Foot Locker, Inc.		283,500
14,000	Staples, Inc.		227,990
			906,520
	Total Consumer Discretionary (Cost $1,742,958)		2,524,451

	CONSUMER STAPLES - 5.60%
	Discount Stores - 1.24%
2,500	Wal-Mart Stores, Inc.		205,625

	Food Products - 2.71%
5,000	Archer-Daniels-Midland Co.		237,000
5,500	Tyson Foods, Inc. - Class A		210,650
			447,650
	Food Wholesale - 1.65%
8,640	SpartanNash Co.		272,678

	Total Consumer Staples (Cost $531,890)		925,953

	ENERGY - 8.22%
	Energy Equipment & Services - 0.65%
4,000	Diamond Offshore Drilling, Inc.		107,160

	Marine Shipping - 0.90%
10,000	Ship Finance International Ltd. (a)		148,000

	Oil, Gas & Consumable Fuels - 6.67%
2,000	Apache Corp.		120,660
3,800	Eni S.p.A - ADR		131,518
6,500	Ensco PLC (a)		136,955
2,400	Exxon Mobil Corp.		204,000
4,400	HollyFrontier Corp.		177,188
6,500	Marathon Oil Corp.		169,715
3,300	Total SA - ADR		163,878
			1,103,914
	Total Energy (Cost $1,589,604)		1,359,074
Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)(Continued)

Shares			Value
	FINANCIALS - 17.00%
	Commercial Banks - 1.77%
7,500	BB&T Corp.		$ 292,425

	Diversified Financial Services - 4.39%
4,400	JPMorgan Chase & Co.		266,552
16,000	KeyCorp		226,560
4,300	Wells Fargo & Co.		233,920
			727,032
	Insurance - 4.59%
3,700	Allstate Corp.		263,329
2,800	Prudential Financial, Inc.		224,868
2,500	The Travelers Companies, Inc.		270,325
			758,522
	Investment Banks/Brokers - 2.49%
1,400	Goldman Sachs Group, Inc.		263,158
3,500	HSBC Holdings PLC (a)		149,065
			412,223
	Real Estate Investment Trusts (REITS) - 2.45%
35,000	Anworth Mortgage Asset Corp.		178,150
10,000	BioMed Realty Trust, Inc.		226,600
			404,750
	Thrifts & Mortgage Finance - 1.31%
13,000	New York Community Bancorp, Inc.		217,490

	Total Financials (Cost $2,133,871)		2,812,442

	HEALTH CARE - 10.78%
	Biotechnology - 1.55%
1,600	Amgen, Inc.		255,760

	Health Care Equipment & Supplies - 3.09%
3,500	Baxter International, Inc.		239,750
3,500	Medtronic, Inc.		272,965
			512,715
	Health Care Providers & Services - 1.55%
2,400	Aetna, Inc.		255,672

	Pharmaceuticals - 4.59%
3,700	Abbott Laboratories		171,421
1,700	Johnson & Johnson		171,020
6,300	Pfizer, Inc.		219,177
4,000	Sanofi Synthelabo SA (a)		197,760
			759,378
	Total Health Care (Cost $1,225,805)		1,783,525

	INDUSTRIALS - 14.24%
	Construction & Engineering - 0.99%
2,035	Caterpillar, Inc.		162,861

	Electronic Components - 2.71%
15,000	AVX Corp.		214,050
10,000	Jabil Circuit, Inc.		233,800
			447,850
	Environmental Services - 1.97%
6,000	Waste Management, Inc.		325,380
Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)(Continued)

Shares			Value
	Farm - 1.22%
2,310	Deere & Co.		$ 202,564

	Human Resource & Employment Services - 1.25%
2,400	Manpowergroup, Inc.		206,760

	Machinery - 2.77%
4,000	Eaton Corp. PLC (a)		271,760
7,500	General Electric Co.		186,075
			457,835
	Marine - 1.78%
50,000	Navios Maritime Holdings, Inc. (a)		209,000
4,500	Tidewater, Inc.		86,130
			295,130
	Road & Rail - 1.55%
2,500	Norfolk Southern Corp.		257,300

	Total Industrials (Cost $1,963,593)		2,355,680

	INFORMATION TECHNOLOGY - 15.99%
	Communications Equipment - 1.66%
10,000	Cisco Systems, Inc.		275,250

	Computers & Peripherals - 5.06%
3,150	Apple, Inc.		391,955
5,000	Lexmark International, Inc. - Class A		211,700
4,500	Seagate Technology PLC (a)		234,135
			837,790
	Electronic Equipment, Instruments & Components - 1.66%
12,000	Corning, Inc.		272,160

	IT Services - 1.07%
1,100	International Business Machines Corp.		176,550

	Semiconductors & Semiconductor Equipment - 2.62%
9,000	Intel Corp.		281,430
2,200	QUALCOMM, Inc.		152,548
			433,978
	Software - 3.92%
11,000	Activision Blizzard, Inc.		249,975
6,000	CA, Inc.		195,660
5,000	Microsoft Corp.		203,275
			648,910
	Total Information Technology (Cost $1,575,242)		2,644,638

	MATERIALS - 3.82%
	Chemicals - 1.13%
1,800	Agrium, Inc. (a)		187,686

	Metals & Mining - 2.69%
2,500	BHP Billiton Ltd. - ADR		116,175
5,800	Freeport-McMoran Copper & Gold, Inc.		109,910
3,500	Newmont Mining Corp.		75,985
40,000	Yamana Gold, Inc. (a)		143,600
			445,670
	Total Materials (Cost $869,247)		633,356
Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)(Continued)

Shares			Value
	TELECOMMUNICATION SERVICES - 5.07%
	Diversified Telecommunication Services - 5.07%
6,000	AT&T, Inc.		$ 195,900
6,000	Nippon Telegraph & Telephone Corp. - ADR		184,920
11,000	Symantec Corporation		257,015
16,000	Telefonaktiebolaget LM Ericsson (a)		200,800
	Total Telecommunication Services (Cost $754,465)		838,635

	UTILITIES - 1.41%
	Electric Integrated - 1.41%
3,000	Entergy Corp.		232,470
	Total Utilities (Cost $191,122)		232,470

	TOTAL COMMON STOCKS (Cost $12,577,797)		16,110,224

	SHORT-TERM INVESTMENT - 2.51%
	Money Market Fund - 2.51%
415,657	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.04% (b)		415,657
	TOTAL SHORT-TERM INVESTMENT (Cost $415,657)		415,657

	Total Investments (Cost $12,993,454)* 99.90%		$ 16,525,881
	other assets less liabilities: 0.10%		16,563
	NET ASSETS: 100.00%		$ 16,542,444

* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,969,034 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 4,499,582
		Unrealized Depreciation:	(942,735)
		Net Unrealized Appreciation:	$ 3,556,847
ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of March 31, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,110,224	$ -	$ -	$ 16,110,224
Short Term Investment	415,657	-	-	415,657
Total	$ 16,525,881	$ -	$ -	$ 16,525,881

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented. There were no Level 3 securities held in the Fund during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares			Value
	COMMON STOCKS - 97.25%
	CONSUMER DISCRETIONARY - 14.29%
	Auto Parts & Equipment - 1.22%
40,000	Goodyear Tire & Rubber Co.		$ 1,083,200

	Hotels, Restaurants & Leisure - 1.76%
19,000	Royal Caribbean Cruises Ltd.		1,555,150

	Household Durables - 2.70%
45,000	M.D.C. Holdings, Inc.		1,282,500
5,500	Whirlpool Corp.		1,111,330
			2,393,830
	Media - 3.90%
24,000	Comcast Corp. - Class A		1,355,280
20,000	Walt Disney Co.		2,097,800
			3,453,080
	Multiline Retail - 1.42%
16,000	Kohl's Corp.		1,252,000

	Specialty Retail - 3.29%
60,000	American Eagle Outfitters		1,024,800
22,000	Coach, Inc.		911,460
60,000	Staples, Inc.		977,100
			2,913,360
	Total Consumer Discretionary (Cost $6,985,638)		12,650,620

	CONSUMER STAPLES - 6.61%
	Discount Stores - 2.20%
11,700	Target Corp.		960,219
12,000	Wal-Mart Stores, Inc.		987,000
			1,947,219
	Food Products - 4.41%
35,000	Archer-Daniels-Midland Co.		1,659,000
30,000	ConAgra Foods, Inc.		1,095,900
30,000	Tyson Foods, Inc. - Class A		1,149,000
			3,903,900

	Total Consumer Staples (Cost $3,479,099)		5,851,119

	ENERGY - 8.46%
	Energy Equipment & Services - 1.44%
20,000	Baker Hughes, Inc.		1,271,600

	Marine Shipping - 1.25%
75,000	Ship Finance International Ltd. (b)		1,110,000

	Oil, Gas & Consumable Fuels - 4.72%
10,000	Apache Corp.		603,300
20,000	Ensco PLC (b)		421,400
10,000	Exxon Mobil Corp.		850,000
22,000	HollyFrontier Corp.		885,940
100,000	Paragon Offshore PLC		130,000
7,500	Royal Dutch Shell PLC - ADR		447,375
17,000	Total SA - ADR		844,220
			4,182,235
Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)(Continued)

Shares			Value
	Oilfield Services/Equipment - 1.05%
17,000	Bristow Group, Inc.		$ 925,650

	Total Energy (Cost $6,975,712)		7,489,485

	FINANCIALS - 14.92%
	Capital Markets - 1.59%
35,000	Bank of New York Mellon Corp.		1,408,400

	Commercial Banks - 6.83%
26,000	BB&T Corp.		1,013,740
11,000	Canadian Imperial Bank of Commerce (b)		797,500
13,000	Capital One Financial Corp.		1,024,660
75,000	Old National Bancorp		1,064,250
9,000	PNC Financial Services Group, Inc.		839,160
24,000	Wells Fargo & Co.		1,305,600
			6,044,910
	Diversified Financial Services - 1.71%
25,000	JPMorgan Chase & Co.		1,514,500

	Insurance - 3.38%
17,000	Axis Capital Holdings Ltd.		876,860
18,000	MetLife, Inc.		909,900
15,000	Prudential Financial, Inc.		1,204,650
			2,991,410
	Real Estate Investment Trusts (REITs) - 1.41%
55,000	BioMed Realty Trust, Inc.		1,246,300

	Total Financials (Cost $7,942,789)		13,205,520

	HEALTH CARE - 10.71%
	Biotechnology - 2.28%
8,000	Amgen, Inc.		1,278,800
7,500	Gilead Sciences, Inc.		735,975
			2,014,775
	Health Care Equipment & Supplies - 2.87%
18,000	Baxter International, Inc.		1,233,000
20,000	St. Jude Medical, Inc.		1,308,000
			2,541,000
	Health Care Providers & Services - 2.41%
20,000	Aetna, Inc.		2,130,600

	Pharmaceuticals - 3.15%
15,000	Abbott Laboratories		694,950
15,000	Eli Lilly & Co.		1,089,750
10,000	Johnson & Johnson		1,006,000
			2,790,700
	Total Health Care (Cost $5,288,092)		9,477,075

	INDUSTRIALS - 13.78%
	Construction & Engineering - 3.12%
10,000	Caterpillar, Inc.		800,300
16,000	Fluor Corp.		914,560
45,000	Tutor Perini Corp. (a)		1,050,750
			2,765,610
	Environmental Services - 1.65%
27,000	Waste Management, Inc.		1,464,210

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)(Continued)

Shares			Value
	Farm - 1.04%
10,500	Deere & Co.		$ 920,745

	Human Resource & Employment Services - 2.04%
21,000	ManpowerGroup, Inc.		1,809,150

	Machinery - 3.01%
21,000	Eaton Corp. PLC (b)		1,426,740
35,000	Trinity Industries, Inc.		1,242,850
			2,669,590
	Marine - 1.18%
250,000	Navios Maritime Holdings, Inc. (b)		1,045,000

	Road & Rail - 1.74%
15,000	Norfolk Southern Corp.		1,543,800

	Total Industrials (Cost $9,128,454)		12,218,105

	INFORMATION TECHNOLOGY - 18.76%
	Communications Equipment - 1.24%
40,000	Cisco Systems, Inc.		1,101,000

	Computers & Peripherals - 4.90%
18,000	Apple, Inc.		2,239,740
25,000	Lexmark International, Inc. - Class A		1,058,500
20,000	Seagate Technology PLC (b)		1,040,600
			4,338,840
	Electronic Equipment, Instruments & Components - 2.77%
50,000	Benchmark Electronics, Inc. (a)		1,201,500
55,000	Corning, Inc.		1,247,400
			2,448,900
	IT Services - 1.09%
6,000	International Business Machines Corp.		963,000

	Semiconductors & Semiconductor Equipment - 3.77%
40,000	Intel Corp.		1,250,800
60,000	NVIDIA Corp.		1,255,500
12,000	QUALCOMM, Inc.		832,080
			3,338,380
	Software - 4.99%
45,000	Activision Blizzard, Inc.		1,022,625
30,000	CA, Inc.		978,300
35,000	Microsoft Corp.		1,422,925
23,000	Oracle Corporation		992,450
			4,416,300
	Total Information Technology (Cost $9,360,915)		16,606,420

	MATERIALS - 4.80%
	Chemicals - 2.15%
20,000	Celanese Corp. - Class A		1,117,200
17,000	The Mosaic Company		783,020
			1,900,220
	Metals & Mining - 2.65%
15,000	BHP Billiton Ltd. - ADR		697,050
35,000	Freeport-McMoRan Copper & Gold, Inc.		663,250
275,000	Yamana Gold, Inc. (b)		987,250
			2,347,550
	Total Materials (Cost $4,506,857)		4,247,770
Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)(Continued)

Shares			Value
	TELECOMMUNICATION SERVICES - 3.61%
	Diversified Telecommunication Services - 3.61%
37,000	Nippon Telegraph & Telephone Corp. - ADR		$ 1,140,340
50,500	Symantec Corporation		1,179,932
70,000	Telefonaktiebolaget LM Ericsson - ADR		878,501
			3,198,773
	Total Telecommunication Services (Cost $2,821,152)		3,198,773

	UTILITIES - 1.31%
	Electric Integrated - 1.31%
15,000	Entergy Corporation		1,162,350
	Total Utilities (Cost $928,943)		1,162,350

	TOTAL COMMON STOCKS (Cost $57,417,651)		86,107,237

	SHORT-TERM INVESTMENTS - 2.73%
	Money Market Fund - 2.73%
2,418,850	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.04% (c)		2,418,850
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,418,850)		2,418,850

	Total Investments (Cost $59,836,501) - * 99.98%		88,526,087
	Other assets less liabilities: 0.02%		15,058
	NET ASSETS: 100.00%		88,541,145

* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,780,865 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	31,010,150
		Unrealized Depreciation:	(2,264,928)
		Net Unrealized Appreciation:	28,745,222
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of March 31, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 86,107,237	$ -	$ -	$ 86,107,237
Short Term Investment	2,418,850	-	-	2,418,850
Total	$ 88,526,087	$ -	$ -	$ 88,526,087
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented. There were no Level 3 securities held in the Fund during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 5/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 5/29/2015

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 5/29/2015